UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Putnam High Yield Bond Fund (Initial Class)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

The Great-West Putnam High Yield Bond Fund (Initial Class shares) returned 15.00% and underperformed its benchmark, the J.P. Morgan High Yield Developed Index, for the year ended December 31, 2012. Larger exposures to the B- and CCC-rated tiers of the market were beneficial. The risk-on trade benefited lower-quality tiers as CCC’s performed better than BB’s for the year. On a relative basis, the financial and chemical sectors were the top performing. Meanwhile, the energy and paper & packaging sectors were laggards versus the benchmark.

The high-yield market closed out the year on a strong note as investors looked past the “fiscal cliff” toward expectations of a broader global growth. The U.S. growth trajectory, while not impressive, is resilient, the Asian growth cycle is turning, and Europe looks to be stabilizing. Against this back-drop corporate fundamentals should remain reasonably solid. We have a neutral outlook on technicals. Issuance continues to be strong and December was another solid month for new issue supply. This strong supply has been met with solid investor demand, and we expect this demand to remain firm as the asset class remains attractive for investors seeking yield. Defaults should remain below historical averages for some time, and valuations are fair and near historical levels. Within the Fund, we have reduced beta and maintain adequate cash to provide a cushion if market liquidity conditions are challenged. The high-yield market feels asymmetric due to higher average bond prices. As such, we are increasingly vigilant in paring exposure in which constrained bond prices result in unfavorable risk/return characteristics.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	JP Morgan High Yield Developed Index
	10,000.00	10,000.00
2003*	10,890.00	12,748.00
2004	11,909.30	14,182.15
2005	12,220.14	14,553.72
2006	13,456.81	16,239.04
2007	13,482.38	16,675.87
2008	9,118.14	12,206.74
2009	13,787.53	19,379.42
2010	15,689.73	22,259.20
2011	16,041.18	23,726.08

2012	18,447.36	27,443.96

* For the period from May 21, 2003 through December 31, 2003.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Since Inception (5/21/2003)
Initial Class	15.00%	6.47%	6.54%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Moody’s Rating as of December 31, 2012

Moody’s Rating	% of Fund Investments
Aaa	16.90%
B1	12.71%
B2	9.34%
B3	14.60%
Ba1	2.63%
Ba2	5.08%
Ba3	7.36%
Baa1	0.23%
Baa2	0.12%
Baa3	1.74%
Ca	0.23%
Caa	0.64%
Caa1	11.41%
Caa2	3.96%
Caa3	2.29%
Withdrawn Rating	0.67%
Not Rated	5.61%
Common Stock	1.24%
Preferred Stock	0.65%
Short Term Investments	2.59%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (06/30/12 – 12/31/12)

Actual	$1,000.00	$1,075.90	$5.81

Hypothetical (5% return before expenses)	$1,000.00	$1,019.67	$5.66

* Expenses are equal to the Fund’s annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

BONDS AND NOTES
Bank Loans — 4.57%
$59,850	Academy Ltd(a) 3.56%, 08/03/2018	$60,168
135,000	Aot Bedding Super Holdings LLC(a) 4.06%, 10/01/2019	135,038
220,000	Ardent Health 1STL(a)(b) 5.56%, 07/02/2018	223,300
174,548	Ardent Medical Services Inc(a) 5.64%, 09/15/2015	174,330
42,357	Asurion LLC(a) 7.81%, 05/24/2019	43,544
152,745	Burlington Coat Factory Warehouse(a) 5.06%, 02/23/2017	153,809
58,200	Caesars Entertainment Operating Co(a) 7.84%, 10/31/2016	58,911
115,967	Cengage Learning Aqc Inc(a) 3.06%, 07/03/2014	91,131
74,573	Clear Channel Communications 3.71%, 07/30/2014(a)	72,411
552,931	4.83%, 01/29/2016	457,550
180,000	Compucom Systems Inc(a) 5.56%, 10/04/2018	180,450
163,471	Del Monte Foods Co(a) 3.31%, 03/08/2018	163,607
155,000	Dematic(a)(b) 4.31%, 11/30/2019	155,000
60,863	Dynegy Power LLC(a) 8.10%, 08/05/2016	63,471
223,141	Emergency Medical Services(a) 4.10%, 05/25/2018	224,536
100,000	First Data Corp(a) 3.06%, 03/24/2017	99,806
116,483	FTS International Inc(a) 5.07%, 05/06/2016	96,535
129,641	Golden Nugget Inc(a) 2.06%, 06/30/2014	124,023
1,055,000	Harrahs Operating Co Inc(a) 5.56%, 01/28/2018	940,928
169,151	Infor US Inc(a) 5.31%, 04/05/2018	170,525
55,000	Istar Financial Inc 6.06%, 03/19/2017	57,406
197,618	4.86%, 10/15/2017	199,471
182,225	J Crew Group(a) 3.81%, 03/07/2018	182,731
74,811	Kinetic Concepts Inc(a) 4.56%, 05/04/2018	75,559
152,825	Landry’s Inc(a) 5.56%, 04/24/2018	154,306
95,000	Leap Wireless Intl Inc(a) 3.81%, 10/10/2019	95,475
165,000	Level 3 Financing Inc(a) 4.06%, 08/01/2019	166,289
190,000	Lonestar Intermediate Super(a) 9.81%, 09/02/2019	200,688

Principal Amount		Value

Bank Loans — (continued)
$411,609	CCM Merger Inc(a) 5.06%, 03/01/2017	$412,371
180,000	Navistar International Corp(a) 5.81%, 08/17/2017	180,600
180,000	Neiman Marcus Group Inc(a) 3.81%, 05/16/2018	180,100
155,000	3.82%, 05/16/2018	155,086
355,000	Nuveen Investments Inc 8.25%, 03/01/2019	360,325
144,638	Par Pharmaceutical(a) 4.06%, 09/30/2019	144,517
153,450	Pharmaceutical Product Development(a) 5.34%, 12/05/2018	155,720
260,000	Plains Exploration & Prod Co(a) 3.31%, 11/30/2019	260,542
75,000	Quintiles Transnational 7.50%, 02/28/2017	75,844
231,475	Revlon Consumer Products(a) 3.81%, 11/19/2017	232,719
235,000	Springleaf Financial Funding(a) 4.56%, 05/10/2017	233,458
245,000	SRAM LLC(a) 7.31%, 12/07/2018	247,450
45,000	Tempur-Pedic International Inc(a) 4.31%, 09/27/2019	45,506
1,270,119	Texas Competitive Elec Hdg Co(a) 3.85%, 10/10/2017	850,526
120,000	Tomkins Air(a)(b) 4.06%, 11/30/2018	120,975
170,000	8.31%, 05/31/2020	173,400
31,142	Travelport LLC(a) 5.03%, 08/21/2015	29,754
98,858	5.03%, 08/23/2015	94,450
180,000	9.81%, 11/22/2015	183,000
80,448	Univision Communications(a) 4.57%, 03/31/2017	79,040
398,000	Wide Open West Finance LLC(a) 5.32%, 07/17/2018	402,167

		9,438,548

Basic Materials — 5.15%
95,000	Ashland Inc(c) 4.75%, 08/15/2022	98,800
50,000	Boise Cascade LLC / Boise Cascade Finance Corp(c) 6.38%, 11/01/2020	51,500
425,000	Celanese US Holdings LLC 5.88%, 06/15/2021	476,000
175,000	4.63%, 11/15/2022	183,312
355,000	Compass Minerals International Inc 8.00%, 06/01/2019	383,400
160,000	Edgen Murray Corp(c) 8.75%, 11/01/2020	161,600
100,000	Eldorado Gold Corp(c) 6.13%, 12/15/2020	101,750
330,000	Ferro Corp 7.88%, 08/15/2018	297,825

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Basic Materials — (continued)
	FMG Resources August 2006 Pty Ltd(c)
$205,000	6.38%, 02/01/2016	$212,175
255,000	6.88%, 02/01/2018	263,287
440,000	8.25%, 11/01/2019	468,600
140,000	6.88%, 04/01/2022	143,150
85,000	Hexion US Finance Corp 6.63%, 04/15/2020	86,488
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
190,000	4.81%, 11/15/2014(a)	178,125
100,000	8.88%, 02/01/2018	102,750
	Huntsman International LLC
410,000	8.63%, 03/15/2020	464,325
175,000	4.88%, 11/15/2020(c)	176,969
60,000	8.63%, 03/15/2021	68,550
325,000	IAMGOLD Corp(c) 6.75%, 10/01/2020	316,875
	Ineos Finance PLC(c)
200,000	9.00%, 05/15/2015	212,500
270,000	7.50%, 05/01/2020	282,825
245,000	INEOS Group Holdings SA EUR, 7.88%, 02/15/2016	320,641
70,000	Inmet Mining Corp(c) 7.50%, 06/01/2021	72,625
	LyondellBasell Industries NV
725,000	5.00%, 04/15/2019	801,125
290,000	6.00%, 11/15/2021	340,025
290,000	5.75%, 04/15/2024	340,750
	Momentive Performance Materials Inc
230,000	8.88%, 10/15/2020(c)	232,300
70,000	10.00%, 10/15/2020(c)	68,950
100,000	EUR, 9.50%, 01/15/2021	96,357
	New Gold Inc(c)
140,000	7.00%, 04/15/2020	149,450
90,000	6.25%, 11/15/2022	93,150
465,000	Nufarm Australia Ltd(c) 6.38%, 10/15/2019	485,925
275,000	Perstorp Holding AB(c) 8.75%, 05/15/2017	283,250
220,000	PQ Corp(b)(c) 8.75%, 05/01/2018	231,000
215,000	Ryerson Inc / Joseph T Ryerson & Son Inc(c) 9.00%, 10/15/2017	219,300
400,000	Sawgrass Merger Sub Inc(c) 8.75%, 12/15/2020	403,000
200,000	Smurfit Kappa Acquisitions(c) 4.88%, 09/15/2018	204,000
	Steel Dynamics Inc
80,000	6.75%, 04/01/2015	81,000
55,000	6.13%, 08/15/2019(c)	58,300
290,000	7.63%, 03/15/2020	320,450
40,000	6.38%, 08/15/2022(c)	42,400
120,000	Taminco Acquisition Corp(b)(c) 9.13%, 12/15/2017	118,500
410,000	Taminco Global Chemical Corp(c) 9.75%, 03/31/2020	448,950

Principal Amount		Value

Basic Materials — (continued)
$480,000	Tronox Finance LLC(c) 6.38%, 08/15/2020	$484,800
	Verso Paper Holdings LLC / Verso Paper Inc
10,000	11.75%, 01/15/2019	7,100
30,000	8.75%, 02/01/2019	11,400

		10,645,554

Communications — 13.65%
115,000	Affinion Group Holdings Inc 11.63%, 11/15/2015	74,175
	Affinion Group Inc
260,000	11.50%, 10/15/2015	211,250
215,000	7.88%, 12/15/2018	163,938
80,000	AMC Networks Inc 4.75%, 12/15/2022	80,400
	Avaya Inc
155,000	9.75%, 11/01/2015(d)	137,950
380,000	7.00%, 04/01/2019(c)	355,300
145,000	Bresnan Broadband Holdings LLC(c) 8.00%, 12/15/2018	156,600
	Cablevision Systems Corp
280,000	8.63%, 09/15/2017	326,550
80,000	7.75%, 04/15/2018	89,000
45,000	8.00%, 04/15/2020	50,681
	CCO Holdings LLC / CCO Holdings Capital Corp
215,000	7.00%, 01/15/2019	231,931
135,000	7.38%, 06/01/2020	149,850
230,000	6.50%, 04/30/2021	248,113
70,000	6.63%, 01/31/2022	76,475
770,000	5.25%, 09/30/2022	779,625
115,000	5.13%, 02/15/2023	114,713
65,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(c) 6.38%, 09/15/2020	67,681
	Cincinnati Bell Inc
185,000	8.25%, 10/15/2017	199,338
190,000	8.75%, 03/15/2018	196,175
	Clear Channel Communications Inc
325,000	9.00%, 12/15/2019(c)	297,375
110,000	9.00%, 03/01/2021	98,175
	Clear Channel Worldwide Holdings Inc
670,000	7.63%, 03/15/2020	675,025
280,000	6.50%, 11/15/2022(c)	290,500
	Clearwire Communications LLC / Clearwire Finance Inc(c)
270,000	12.00%, 12/01/2015	289,725
100,000	12.00%, 12/01/2017	118,000
	Cricket Communications Inc
260,000	7.75%, 05/15/2016	275,275
365,000	7.75%, 10/15/2020(d)	372,300
265,000	Crown Castle International Corp(c) 5.25%, 01/15/2023	283,550
430,000	CSC Holdings LLC(c) 6.75%, 11/15/2021	476,762

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Communications — (continued)
$320,000	Cumulus Media Holdings Inc(d) 7.75%, 05/01/2019	$314,400
150,000	CyrusOne LP / CyrusOne Finance Corp(c) 6.38%, 11/15/2022	156,375
	Digicel Group Ltd(c)
100,000	10.50%, 04/15/2018	110,000
320,000	8.25%, 09/30/2020	352,000
155,000	Digicel Ltd(c) 8.25%, 09/01/2017	165,850
	DISH DBS Corp
15,000	7.13%, 02/01/2016	16,800
480,000	7.88%, 09/01/2019	568,800
515,000	6.75%, 06/01/2021	587,100
220,000	Entercom Radio LLC 10.50%, 12/01/2019	242,000
135,000	Equinix Inc 7.00%, 07/15/2021	149,850
	Frontier Communications Corp
180,000	8.25%, 04/15/2017(d)	207,900
155,000	8.13%, 10/01/2018	178,250
535,000	8.50%, 04/15/2020	615,250
80,000	9.25%, 07/01/2021	93,800
185,000	Gray Television Inc(c) 7.50%, 10/01/2020	189,163
275,000	Griffey Intermediate Inc / Griffey Finance Sub LLC(c) 7.00%, 10/15/2020	281,188
	Hughes Satellite Systems Corp
150,000	6.50%, 06/15/2019	165,375
425,000	7.63%, 06/15/2021	483,437
	Intelsat Jackson Holdings SA
135,000	7.25%, 10/15/2020(c)	146,475
355,000	7.50%, 04/01/2021	391,387
315,000	6.63%, 12/15/2022(c)	325,237
	Intelsat Luxembourg SA
245,000	11.25%, 02/04/2017	259,088
1,985,312	11.50%, 02/04/2017	2,109,394
	Lamar Media Corp
35,000	7.88%, 04/15/2018	38,675
270,000	5.88%, 02/01/2022	292,950
	Level 3 Financing Inc
135,000	9.38%, 04/01/2019	150,863
40,000	8.13%, 07/01/2019	43,600
420,000	7.00%, 06/01/2020(c)	438,900
175,000	8.63%, 07/15/2020	194,250
110,000	LIN Television Corp(c) 6.38%, 01/15/2021	115,500
	Mediacom LLC / Mediacom Capital Corp
60,000	9.13%, 08/15/2019	66,450
540,000	7.25%, 02/15/2022	580,500
495,000	MetroPCS Wireless Inc 7.88%, 09/01/2018	535,837
265,000	Nexstar Broadcasting Inc(c) 6.88%, 11/15/2020	271,956
135,000	Nexstar Broadcasting Inc / Mission Broadcasting Inc 8.88%, 04/15/2017	148,163

Principal Amount		Value

Communications — (continued)
	Nielsen Finance LLC / Nielsen Finance Co
$45,000	7.75%, 10/15/2018	$50,288
335,000	4.50%, 10/01/2020(c)	333,325
	NII Capital Corp
80,000	10.00%, 08/15/2016(d)	74,400
160,000	8.88%, 12/15/2019	127,200
578,000	7.63%, 04/01/2021	437,835
	PAETEC Holding Corp
60,000	8.88%, 06/30/2017	64,350
455,000	9.88%, 12/01/2018	520,975
140,000	Quebecor Media Inc(c) CAD, 7.38%, 01/15/2021	152,357
355,000	5.75%, 01/15/2023	374,081
380,000	Qwest Corp
	6.75%, 12/01/2021	445,347
	SBA Telecommunications Inc
152,000	8.25%, 08/15/2019	169,860
70,000	5.75%, 07/15/2020(c)	74,375
115,000	Sinclair Television Group Inc(c) 6.13%, 10/01/2022	122,044
	Sprint Capital Corp
645,000	6.88%, 11/15/2028	670,800
90,000	8.75%, 03/15/2032	110,025
	Sprint Nextel Corp
715,000	6.00%, 12/01/2016	777,562
200,000	9.13%, 03/01/2017	235,500
420,000	8.38%, 08/15/2017	488,250
475,000	9.00%, 11/15/2018(c)	586,625
760,000	7.00%, 08/15/2020	830,300
335,000	Syniverse Holdings Inc 9.13%, 01/15/2019	357,612
80,000	TW Telecom Holdings Inc(c) 5.38%, 10/01/2022	83,800
150,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH(c) 7.50%, 03/15/2019	165,000
	Univision Communications Inc(c)
380,000	7.88%, 11/01/2020	411,350
110,000	8.50%, 05/15/2021	113,575
130,000	Videotron Ltd CAD, 6.88%, 07/15/2021	143,108
230,000	5.00%, 07/15/2022	241,213
	Virgin Media Finance PLC
200,000	4.88%, 02/15/2022	204,500
200,000	5.25%, 02/15/2022	212,000
	West Corp
220,000	8.63%, 10/01/2018	230,450
115,000	7.88%, 01/15/2019	119,025
290,000	Wind Acquisition Finance SA(c)
	7.25%, 02/15/2018	293,625
349,846	Wind Acquisition Holdings Finance SA(c) 12.25%, 07/15/2017	356,843
	Windstream Corp
285,000	7.88%, 11/01/2017	320,625
35,000	8.13%, 09/01/2018	38,238
210,000	7.75%, 10/01/2021	226,800

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Communications — (continued)
$155,000	XM Satellite Radio Inc(c) 7.63%, 11/01/2018	$172,825

		28,209,283

Consumer, Cyclical — 13.17%
25,000	Academy Ltd / Academy Finance Corp(c) 9.25%, 08/01/2019	27,750
320,000	AMC Entertainment Inc 9.75%, 12/01/2020	369,600
730,000	American Axle & Manufacturing Inc 7.75%, 11/15/2019	792,050
465,000	American Casino & Entertainment Properties LLC / ACEP Finance Corp 11.00%, 06/15/2014	477,787
165,000	AmeriGas Finance LLC / AmeriGas Finance Corp 7.00%, 05/20/2022	183,562
	AutoNation Inc
45,000	6.75%, 04/15/2018	50,850
70,000	5.50%, 02/01/2020	75,163
	Beazer Homes USA Inc
280,000	6.88%, 07/15/2015	280,700
205,000	8.13%, 06/15/2016	218,325
80,000	6.63%, 04/15/2018(c)	84,600
15,000	9.13%, 06/15/2018	15,638
545,000	Bon-Ton Department Stores Inc(c) 10.63%, 07/15/2017	530,012
300,000	Boyd Gaming Corp(d) 9.13%, 12/01/2018	306,000
260,000	Brookfield Residential Properties Inc(c) 6.50%, 12/15/2020	266,500
600,000	Buffets Inc(e)(f)(g) 12.50%, 11/01/2014	0
175,000	Burger King Corp 9.88%, 10/15/2018	200,375
255,000	Burlington Coat Factory Warehouse Corp 10.00%, 02/15/2019	275,400
	Caesars Entertainment Operating Co Inc
490,000	11.25%, 06/01/2017	524,912
230,000	10.00%, 12/15/2018	152,375
125,000	Carmike Cinemas Inc 7.38%, 05/15/2019	135,000
265,000	Carrols Restaurant Group Inc(c) 11.25%, 05/15/2018	290,175
170,000	CCM Merger Inc(c) 9.13%, 05/01/2019	171,275
95,000	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp 9.13%, 08/01/2018	106,875
100,000	Choice Hotels International Inc 5.75%, 07/01/2022	110,750

Principal Amount		Value

Consumer, Cyclical — (continued)
$420,000	Chrysler Group LLC / CG Co-Issuer Inc
	8.25%, 06/15/2021	$462,000
	Cinemark USA Inc
5,000	8.63%, 06/15/2019	5,538
115,000	7.38%, 06/15/2021	127,075
85,000	5.13%, 12/15/2022(c)	86,063
	CityCenter Holdings LLC / CityCenter Finance Corp
225,000	7.63%, 01/15/2016	240,750
472,822	10.75%, 01/15/2017(d)	513,012
123,770	CKE Inc(c)
	10.50%, 03/14/2016	131,196
	Claire’s Stores Inc
235,000	8.88%, 03/15/2019	222,075
490,000	9.00%, 03/15/2019(c)	525,525
340,000	Dave & Buster’s Inc
	11.00%, 06/01/2018	380,800
685,000	DineEquity Inc
	9.50%, 10/30/2018	778,331
260,000	Exide Technologies(d)
	8.63%, 02/01/2018	220,350
	Ferrellgas LP / Ferrellgas Finance Corp
160,000	9.13%, 10/01/2017	173,200
115,000	6.50%, 05/01/2021	113,850
185,000	Fontainebleau Las Vegas Holdings LLC(c)(g)(h) 10.25%, 06/15/2015	116
	General Motors Corp(f)
145,000	44.09%, 07/15/2023	2,175
120,000	21.53%, 07/15/2033	1,800
345,000	Great Canadian Gaming Corp(c) CAD, 6.63%, 07/25/2022	359,845
	Hanesbrands Inc
96,000	8.00%, 12/15/2016	105,360
85,000	6.38%, 12/15/2020	93,500
	HD Supply Inc
240,000	13.50%, 09/01/2015	246,000
390,000	11.50%, 07/15/2020(c)	439,237
	Isle of Capri Casinos Inc
285,000	7.75%, 03/15/2019	307,087
170,000	8.88%, 06/15/2020	185,300
235,000	J Crew Group Inc(d) 8.13%, 03/01/2019	248,512
130,000	Jo-Ann Stores Holdings Inc(c) 9.75%, 10/15/2019	131,138
365,000	Jo-Ann Stores Inc(c) 8.13%, 03/15/2019	371,387
	K Hovnanian Enterprises Inc(c)
160,000	7.25%, 10/15/2020	172,000
70,000	9.13%, 11/15/2020	74,200
175,000	Landry’s Holdings II Inc(c) 10.25%, 01/01/2018	174,125
350,000	Landry’s Inc(c) 9.38%, 05/01/2020	369,250
110,000	Lennar Corp(c) 4.75%, 11/15/2022	107,800
145,000	Libbey Glass Inc 6.88%, 05/15/2020	155,875

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

Consumer, Cyclical — (continued)
	Ltd Brands Inc
$175,000	6.63%, 04/01/2021	$	200,375
200,000	5.63%, 02/15/2022		217,500
455,000	M/I Homes Inc 8.63%, 11/15/2018		500,500
54,000	Macy’s Retail Holdings Inc(a) 7.88%, 07/15/2015		62,907
55,000	Meritor Inc 8.13%, 09/15/2015		57,888
	MGM Resorts International
130,000	6.88%, 04/01/2016		137,475
390,000	7.63%, 01/15/2017		417,300
135,000	8.63%, 02/01/2019(c)		150,525
320,000	6.75%, 10/01/2020(c)		326,800
65,000	6.63%, 12/15/2021		65,000
135,000	7.75%, 03/15/2022		144,450
270,000	Michaels Stores Inc 11.38%, 11/01/2016		282,150
835,813	MTR Gaming Group Inc 11.50%, 08/01/2019		885,962
378,000	Navistar International Corp(d) 8.25%, 11/01/2021		364,770
455,000	Neiman Marcus Group Inc 7.13%, 06/01/2028		452,725
490,000	New Academy Finance Co LLC / New Academy Finance Corp(c) 8.00%, 06/15/2018		496,125
210,000	Penske Automotive Group Inc(c) 5.75%, 10/01/2022		216,300
65,000	Petco Animal Supplies Inc(c) 9.25%, 12/01/2018		72,150
160,000	Petco Holdings Inc(c) 8.50%, 10/15/2017		164,400
275,000	Pinnacle Entertainment Inc 8.63%, 08/01/2017		295,281
520,000	Pittsburgh Glass Works LLC(c) 8.50%, 04/15/2016		478,400
	PulteGroup Inc
300,000	7.63%, 10/15/2017		351,000
145,000	7.88%, 06/15/2032		157,687
330,000	6.00%, 02/15/2035		306,900
	QVC Inc(c)
265,000	7.50%, 10/01/2019		292,380
80,000	7.38%, 10/15/2020		89,011
430,000	Regal Entertainment Group(d) 9.13%, 08/15/2018		479,450
	Rite Aid Corp
370,000	7.50%, 03/01/2017		380,175
245,000	9.50%, 06/15/2017		255,719
60,000	10.25%, 10/15/2019		68,400
355,000	9.25%, 03/15/2020(d)		378,075
155,000	8.00%, 08/15/2020		177,087
325,000	Sabre Holdings Corp 8.35%, 03/15/2016		346,125
530,000	Sabre Inc(c) 8.50%, 05/15/2019		564,450
	Schaeffler Finance BV
600,000	8.50%, 02/15/2019(c)		678,000
100,000	EUR, 8.75%, 02/15/2019		152,059

Principal Amount			Value

Consumer, Cyclical — (continued)
$90,000	Sealy Mattress Co(c) 10.88%, 04/15/2016	$	95,400
215,000	Six Flags Entertainment Corp(c) 5.25%, 01/15/2021		215,000
975,000	Station Casinos Inc(e)(f)(h)(i) 6.50%, 02/01/2014		0
167,000	Suburban Propane Partners LP/Suburban Energy Finance Corp 7.38%, 08/01/2021		181,612
35,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp(c) 8.63%, 04/15/2016		37,538
580,000	Taylor Morrison Communities Inc / Monarch Communities Inc(c) 7.75%, 04/15/2020		614,800
50,000	Tempur-Pedic International Inc(c) 6.88%, 12/15/2020		51,438
	Tenneco Inc
145,000	7.75%, 08/15/2018		157,325
305,000	6.88%, 12/15/2020		332,069
245,000	Toys R Us Property Co I LLC 10.75%, 07/15/2017		263,987
250,000	Toys R Us Property Co II LLC 8.50%, 12/01/2017		265,000
	Travelport LLC
20,000	9.88%, 09/01/2014		17,625
110,000	11.88%, 09/01/2016		50,875
216,420	6.31%, 12/01/2016(a)(b)(c)		177,465
85,000	Travelport LLC / Travelport Inc 9.00%, 03/01/2016		65,875
265,000	TRW Automotive Inc(c) 7.25%, 03/15/2017		305,081
65,000	Wok Acquisition Corp(c) 10.25%, 06/30/2020		69,144
439,000	Yonkers Racing Corp(c) 11.38%, 07/15/2016		474,120

			27,210,001

Consumer, Non-cyclical — 11.97%
140,000	ACE Cash Express Inc(c) 11.00%, 02/01/2019		131,950
215,000	Amsurg Corp(c) 5.63%, 11/30/2020		223,600
80,000	ARAMARK Holdings Corp(c) 8.63%, 05/01/2016		81,901
105,000	Ashtead Capital Inc(c) 6.50%, 07/15/2022		113,925
	Avis Budget Car Rental LLC / Avis Budget Finance Inc
220,000	9.63%, 03/15/2018		245,300
125,000	8.25%, 01/15/2019		138,125
65,000	9.75%, 03/15/2020		75,075
215,000	Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp 7.75%, 02/15/2019		227,900
300,000	Biomet Inc(c) 6.50%, 08/01/2020		318,750

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$255,000	Capella Healthcare Inc 9.25%, 07/01/2017	$	273,487
320,000	Capsugel FinanceCo SCA(c) EUR, 9.88%, 08/01/2019		475,185
355,000	CDRT Holding Corp(c) 9.25%, 10/01/2017		362,100
325,000	Cenveo Corp(d) 8.88%, 02/01/2018		308,750
	Ceridian Corp
360,000	11.25%, 11/15/2015		360,000
366,050	12.25%, 11/15/2015		366,965
220,000	8.88%, 07/15/2019(c)		238,700
	CHS/Community Health Systems Inc
670,000	5.13%, 08/15/2018		698,475
115,000	8.00%, 11/15/2019		124,488
	Constellation Brands Inc
110,000	6.00%, 05/01/2022		125,950
105,000	4.63%, 03/01/2023		109,725
800,000	ConvaTec Healthcare E SA(c) 10.50%, 12/15/2018		882,000
165,000	Corrections Corp of America 7.75%, 06/01/2017		175,312
	Dean Foods Co
130,000	7.00%, 06/01/2016(d)		142,675
260,000	9.75%, 12/15/2018		299,000
100,000	Del Monte Corp 7.63%, 02/15/2019		104,250
45,000	Dole Food Co Inc(c) 8.00%, 10/01/2016		46,800
130,000	Elizabeth Arden Inc 7.38%, 03/15/2021		145,275
330,000	Emergency Medical Services Corp 8.13%, 06/01/2019		362,381
125,000	Endo Health Solutions Inc 7.00%, 07/15/2019		133,281
185,000	Fresenius Medical Care US Finance II Inc(c) 5.63%, 07/31/2019		198,644
215,000	Grifols Inc 8.25%, 02/01/2018		236,769
	HCA Inc
220,000	8.50%, 04/15/2019		245,300
1,035,000	6.50%, 02/15/2020		1,164,375
100,000	7.88%, 02/15/2020		111,250
55,000	7.50%, 02/15/2022		62,975
95,000	5.88%, 03/15/2022		103,313
	HDTFS Inc(c)
425,000	5.88%, 10/15/2020		444,125
155,000	6.25%, 10/15/2022		165,075
415,000	Health Net Inc 6.38%, 06/01/2017		440,419
165,000	Hertz Corp 7.50%, 10/15/2018		182,325
110,000	Hertz Holdings Netherlands BV(c) EUR, 8.50%, 07/31/2015		156,085
65,000	Hologic Inc(c) 6.25%, 08/01/2020		70,038

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$880,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019	$	831,600
360,000	Igloo Holdings Corp(c) 8.25%, 12/15/2017		355,500
400,000	Interactive Data Corp 10.25%, 08/01/2018		450,500
	Iron Mountain Inc
85,000	7.75%, 10/01/2019		95,838
30,000	8.00%, 06/15/2020		31,725
135,000	8.38%, 08/15/2021		149,850
135,000	Jaguar Holding Co I(c) 9.38%, 10/15/2017		141,750
230,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(c) 9.50%, 12/01/2019		261,050
	Jarden Corp
30,000	8.00%, 05/01/2016		31,875
50,000	EUR, 7.50%, 01/15/2020		72,268
	JBS USA LLC / JBS USA Finance Inc
50,000	11.63%, 05/01/2014		55,875
80,000	8.25%, 02/01/2020(c)		84,800
395,000	7.25%, 06/01/2021(c)		395,987
	Kinetic Concepts Inc / KCI USA Inc(c)
785,000	10.50%, 11/01/2018		823,269
170,000	12.50%, 11/01/2019		161,712
370,000	Lender Processing Services Inc 5.75%, 04/15/2023		383,875
100,000	Michael Foods Group Inc 9.75%, 07/15/2018		110,500
180,000	MultiPlan Inc(c) 9.88%, 09/01/2018		200,700
430,000	Novelis Inc 8.75%, 12/15/2020		479,450
	PHH Corp
120,000	9.25%, 03/01/2016		140,100
270,000	7.38%, 09/01/2019		299,700
115,000	Post Holdings Inc(c) 7.38%, 02/15/2022		125,997
185,000	Prestige Brands Inc 8.25%, 04/01/2018		205,119
185,000	Revlon Consumer Products Corp 9.75%, 11/15/2015		194,712
	Reynolds Group Issuer Inc
835,000	9.88%, 08/15/2019		893,450
145,000	5.75%, 10/15/2020(c)		149,712
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
130,000	7.13%, 04/15/2019		139,750
350,000	7.88%, 08/15/2019		389,375
330,000	Rural/Metro Corp(c) 10.13%, 07/15/2019		318,450
50,000	Scotts Miracle-Gro Co 6.63%, 12/15/2020		54,875
	Service Corp International/US
50,000	7.00%, 05/15/2019		54,750
290,000	7.50%, 04/01/2027		311,750

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$600,000	Sky Growth Acquisition Corp(c) 7.38%, 10/15/2020	$	597,000
195,000	Smithfield Foods Inc 6.63%, 08/15/2022		215,475
	Spectrum Brands Escrow Corp(b)(c)
20,000	6.38%, 11/15/2020		21,000
15,000	6.63%, 11/15/2022		16,088
	Spectrum Brands Inc
325,000	9.50%, 06/15/2018		368,875
447,000	6.75%, 03/15/2020(c)		478,290
150,000	Stewart Enterprises Inc 6.50%, 04/15/2019		160,500
218,100	Surgical Care Affiliates Inc(c) 8.88%, 07/15/2015		220,826
70,000	10.00%, 07/15/2017		73,325
155,000	Teleflex Inc 6.88%, 06/01/2019		167,400
	Tenet Healthcare Corp
100,000	10.00%, 05/01/2018		113,750
265,000	6.25%, 11/01/2018		290,837
415,000	8.88%, 07/01/2019		464,800
	United Rentals North America Inc
70,000	5.75%, 07/15/2018(c)		75,425
385,000	9.25%, 12/15/2019		438,900
405,000	7.63%, 04/15/2022(c)		452,587
65,000	6.13%, 06/15/2023		68,575
170,000	United Surgical Partners International Inc 9.00%, 04/01/2020		188,700
	Valeant Pharmaceuticals International(c)
330,000	6.50%, 07/15/2016		346,912
20,000	6.75%, 10/01/2017		21,600
300,000	6.88%, 12/01/2018		323,250
20,000	7.00%, 10/01/2020		21,750
11,000	Vanguard Health Systems Inc(j) 9.15%, 02/01/2016		8,250
45,000	VPI Escrow Corp(c) 6.38%, 10/15/2020		48,263
285,000	YCC Holdings LLC / Yankee Finance Inc 10.25%, 02/15/2016		294,291

			24,744,551

Convertible Bonds — 0.65%
159,000	Altra Holdings Inc 2.75%, 03/01/2031		174,006
130,000	DFC Global Corp(c) 3.25%, 04/15/2017		141,619
215,000	Exide Technologies(a)(k) 0.00%, 09/18/2013		199,950
75,000	Ford Motor Co 4.25%, 11/15/2016		118,875
402,000	Navistar International Corp(d) 3.00%, 10/15/2014		367,076
55,000	Steel Dynamics Inc 5.13%, 06/15/2014		59,847

Principal Amount			Value

Convertible Bonds — (continued)
$160,000	XM Satellite Radio Inc(c) 7.00%, 12/01/2014	$	274,600

			1,335,973

Energy — 10.93%
	Access Midstream Partners LP / ACMP Finance Corp
230,000	5.88%, 04/15/2021		244,375
70,000	6.13%, 07/15/2022		75,425
245,000	4.88%, 05/15/2023		248,675
	Alpha Natural Resources Inc(d)
135,000	6.00%, 06/01/2019		124,200
120,000	6.25%, 06/01/2021		109,800
	Arch Coal Inc
165,000	7.00%, 06/15/2019		153,450
105,000	7.25%, 10/01/2020		97,388
95,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp(c)
	6.63%, 10/01/2020		98,325
115,000	Atwood Oceanics Inc 6.50%, 02/01/2020		123,625
190,000	Aurora USA Oil & Gas Inc(c) 9.88%, 02/15/2017		203,300
550,000	Carrizo Oil & Gas Inc 8.63%, 10/15/2018		594,000
	Chaparral Energy Inc
495,000	9.88%, 10/01/2020		563,062
85,000	8.25%, 09/01/2021		92,225
	Chesapeake Energy Corp
550,000	9.50%, 02/15/2015(d)		621,500
55,000	EUR, 6.25%, 01/15/2017		77,317
225,000	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance Inc(c) 6.63%, 11/15/2019		212,062
90,000	Comstock Resources Inc 8.38%, 10/15/2017		94,500
	Concho Resources Inc
215,000	6.50%, 01/15/2022		236,500
280,000	5.50%, 10/01/2022		295,400
70,000	5.50%, 04/01/2023		73,325
205,000	Connacher Oil & Gas Ltd(c) 8.50%, 08/01/2019		139,400
	CONSOL Energy Inc
410,000	8.00%, 04/01/2017		443,825
530,000	8.25%, 04/01/2020		573,725
445,000	Continental Resources Inc/OK 5.00%, 09/15/2022		479,487
	Crosstex Energy LP / Crosstex Energy Finance Corp
430,000	8.88%, 02/15/2018		464,400
85,000	7.13%, 06/01/2022(c)		88,613
	Denbury Resources Inc
195,000	8.25%, 02/15/2020		219,375
90,000	6.38%, 08/15/2021		99,000
330,000	ED Smith Inc(f)(g)(k) 0.00%, 06/01/2019		1,650
	El Paso LLC
195,000	7.00%, 06/15/2017		222,756

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

Energy — (continued)
$100,000	7.80%, 08/01/2031	$	116,595
360,000	7.75%, 01/15/2032		422,997
445,000	Energy Transfer Equity LP 7.50%, 10/15/2020		513,975
550,000	EP Energy LLC / EP Energy Finance Inc 9.38%, 05/01/2020		616,000
95,000	EP Energy LLC / Everest Acquisition Finance Inc 6.88%, 05/01/2019		103,075
70,000	7.75%, 09/01/2022		74,200
375,000	EPE Holdings LLC / EP Energy Bond Co Inc(c) 8.13%, 12/15/2017		371,719
460,000	EXCO Resources Inc 7.50%, 09/15/2018		446,200
145,000	Forbes Energy Services Ltd 9.00%, 06/15/2019		129,050
93,000	Forest Oil Corp(d) 8.50%, 02/15/2014		98,580
235,000	FTS International Services LLC / FTS International Bonds Inc(a)(c) 8.13%, 11/15/2018		242,637
435,000	Goodrich Petroleum Corp 8.88%, 03/15/2019		415,425
180,000	Gulfport Energy Corp(c) 7.75%, 11/01/2020		184,950
425,000	Halcon Resources Corp(c) 8.88%, 05/15/2021		450,500
	Hercules Offshore Inc(c)
20,000	7.13%, 04/01/2017		20,950
265,000	10.50%, 10/15/2017		285,537
115,000	Hiland Partners LP / Hiland Partners Finance Corp(c) 7.25%, 10/01/2020		123,050
275,000	Key Energy Services Inc(c) 6.75%, 03/01/2021		274,725
565,000	Kodiak Oil & Gas Corp 8.13%, 12/01/2019		622,912
	Laredo Petroleum Inc
505,000	9.50%, 02/15/2019		564,337
85,000	7.38%, 05/01/2022		92,225
530,000	Linn Energy LLC / Linn Energy Finance Corp(c) 6.25%, 11/01/2019		532,650
295,000	Lone Pine Resources Canada Ltd 10.38%, 02/15/2017		277,300
	MEG Energy Corp(c)
300,000	6.50%, 03/15/2021		315,750
135,000	6.38%, 01/30/2023		140,738
215,000	Milagro Oil & Gas Inc 10.50%, 05/15/2016		159,100
	Newfield Exploration Co
165,000	6.88%, 02/01/2020		176,550
295,000	5.75%, 01/30/2022		324,500
200,000	5.63%, 07/01/2024		216,000
100,000	NGPL PipeCo LLC(c) 9.63%, 06/01/2019		115,000
310,000	Northern Oil & Gas Inc 8.00%, 06/01/2020		316,200

Principal Amount			Value

Energy — (continued)
$145,000	Oasis Petroleum Inc 6.88%, 01/15/2023	$	155,513
	Offshore Group Investment Ltd
271,000	11.50%, 08/01/2015		295,390
420,000	7.50%, 11/01/2019(c)		424,200
	Peabody Energy Corp
60,000	7.38%, 11/01/2016		68,700
110,000	6.00%, 11/15/2018		116,875
105,000	6.50%, 09/15/2020		112,613
585,000	PetroBakken Energy Ltd(c) 8.63%, 02/01/2020		593,775
	Plains Exploration & Production Co
115,000	7.63%, 04/01/2020		128,225
340,000	6.75%, 02/01/2022		381,650
	Quicksilver Resources Inc
65,000	8.25%, 08/01/2015(a)		60,125
235,000	11.75%, 01/01/2016		232,062
	Range Resources Corp
45,000	6.75%, 08/01/2020		48,825
95,000	5.00%, 08/15/2022		99,275
395,000	Regency Energy Partners LP / Regency Energy Finance Corp 5.50%, 04/15/2023		421,662
250,000	Rosetta Resources Inc
	9.50%, 04/15/2018		277,500
645,000	Samson Investment Co(c)
	9.75%, 02/15/2020		682,087
	SandRidge Energy Inc
300,000	8.00%, 06/01/2018(c)		318,000
110,000	7.50%, 03/15/2021		117,700
265,000	Shelf Drilling Holdings Ltd(b)(c) 8.63%, 11/01/2018		271,625
	SM Energy Co
185,000	6.63%, 02/15/2019		195,175
95,000	6.50%, 11/15/2021		101,650
45,000	6.50%, 01/01/2023		48,150
363,000	Thermon Industries Inc 9.50%, 05/01/2017		402,930
45,000	Trinidad Drilling Ltd(c) 7.88%, 01/15/2019		47,813
450,000	Unit Corp(c) 6.63%, 05/15/2021		461,813
95,000	Whiting Petroleum Corp 7.00%, 02/01/2014		99,513
104,000	Williams Cos Inc 7.75%, 06/15/2031		132,692
	WPX Energy Inc
380,000	5.25%, 01/15/2017		402,800
75,000	6.00%, 01/15/2022		80,813

			22,593,263

Financial — 8.50%
305,000	A-S Co-Issuer Subsidiary Inc / A-S Merger Sub LLC(c) 7.88%, 12/15/2020		305,000
425,000	ABN Amro North American Holding Preferred Capital Repackage Trust I(a)(c)(l) 3.41%, Perpetual		425,000

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

Financial — (continued)
$260,000	Air Lease Corp 5.63%, 04/01/2017	$	275,600
	Ally Financial Inc
95,000	6.25%, 12/01/2017		105,186
190,000	8.00%, 12/31/2018		222,300
70,000	8.00%, 03/15/2020		85,750
220,000	7.50%, 09/15/2020		265,650
300,000	8.00%, 11/01/2031		379,875
195,000	American International Group Inc(a) 8.18%, 05/15/2058		253,987
120,000	Capital One Capital IV(a) 6.75%, 02/17/2037		120,000
	CBRE Services Inc
95,000	11.63%, 06/15/2017		104,500
170,000	6.63%, 10/15/2020(d)		185,937
	CIT Group Inc
140,000	5.00%, 05/15/2017		148,400
225,000	5.25%, 03/15/2018		240,750
230,000	6.63%, 04/01/2018(c)		259,900
510,000	5.50%, 02/15/2019(c)		555,900
175,000	5.38%, 05/15/2020		191,187
225,000	5.00%, 08/15/2022		239,921
90,000	Citigroup Inc(a) EUR, 4.75%, 02/10/2019		114,921
105,000	CNG Holdings Inc/OH(c) 9.38%, 05/15/2020		106,575
150,000	CNO Financial Group Inc(c) 6.38%, 10/01/2020		156,000
240,000	Community Choice Financial Inc 10.75%, 05/01/2019		231,000
400,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031		392,200
	E*TRADE Financial Corp
145,000	6.75%, 06/01/2016		152,613
280,000	6.38%, 11/15/2019		287,000
	Felcor Lodging LP
245,000	10.00%, 10/01/2014		282,975
355,000	6.75%, 06/01/2019		377,187
80,000	5.63%, 03/01/2023(c)		80,000
	Ford Motor Credit Co LLC
170,000	5.00%, 05/15/2018		187,584
400,000	5.75%, 02/01/2021		460,530
200,000	5.88%, 08/02/2021		232,908
475,000	HBOS Capital Funding No2 LP(a)(c)(l) 6.07%, Perpetual		413,250
	HBOS PLC(c)
130,000	6.75%, 05/21/2018		139,913
85,000	6.00%, 11/01/2033		76,812
70,000	Host Hotels & Resorts LP 4.75%, 03/01/2023		74,200
90,000	Hub International Ltd(c) 8.13%, 10/15/2018		92,250
470,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp 8.00%, 01/15/2018		504,662
	International Lease Finance Corp
95,000	4.88%, 04/01/2015		98,333
65,000	6.25%, 05/15/2019		69,225
265,000	5.88%, 08/15/2022		280,691

Principal Amount			Value

Financial — (continued)
	iStar Financial Inc(a)
$190,000	9.00%, 06/01/2017(d)	$	207,100
185,000	7.13%, 02/15/2018		188,469
	Liberty Mutual Group Inc(c)
35,000	7.00%, 03/15/2037(a)		34,781
75,000	7.80%, 03/15/2037		83,438
	MPT Operating Partnership LP / MPT Finance Corp
85,000	6.88%, 05/01/2021		92,225
135,000	6.38%, 02/15/2022		141,750
145,000	National Money Mart Co 10.38%, 12/15/2016		160,225
	Nationstar Mortgage LLC / Nationstar Capital Corp(c)
100,000	9.63%, 05/01/2019		112,300
150,000	7.88%, 10/01/2020		158,250
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(c)
105,000	5.63%, 03/15/2020		109,988
255,000	5.88%, 03/15/2022		270,300
	Nuveen Investments Inc(c)
390,000	9.13%, 10/15/2017		383,175
60,000	9.50%, 10/15/2020		59,700
120,000	Omega Healthcare Investors Inc 6.75%, 10/15/2022		130,500
235,000	Onex USI Aquisition Corp(c) 7.75%, 01/15/2021		231,475
	Provident Funding Associates LP / PFG Finance Corp(c)
260,000	10.25%, 04/15/2017		286,650
260,000	10.13%, 02/15/2019		274,300
	Realogy Group LLC
135,000	12.38%, 04/15/2015		139,050
190,000	11.50%, 04/15/2017		205,675
400,000	7.88%, 02/15/2019(c)		436,000
110,000	7.63%, 01/15/2020(c)		124,575
50,000	9.00%, 01/15/2020(c)		57,500
250,000	Regions Bank/Birmingham AL 7.50%, 05/15/2018		301,562
250,000	Regions Financing Trust II 6.63%, 05/15/2047		248,750
295,000	Residential Capital LLC(h)(i) 9.63%, 05/15/2015		310,119
195,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(c) 9.50%, 06/15/2019		211,575
365,000	ROC Finance LLC / ROC Finance 1 Corp(c) 12.13%, 09/01/2018		421,575
615,000	Royal Bank of Scotland Group PLC(a)(l) 7.65%, Perpetual		621,150
65,000	Royal Bank of Scotland PLC(a) 9.50%, 03/16/2022		76,465
	SLM Corp
545,000	8.45%, 06/15/2018		637,650
280,000	8.00%, 03/25/2020		319,900

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

Financial — (continued)
$300,000	Smurfit Kappa Treasury Funding Ltd 7.50%, 11/20/2025	$	314,250
1,150,000	Springleaf Finance Corp 6.90%, 12/15/2017		1,029,250

			17,555,344

Industrial — 6.10%
200,000	ADS Waste Holdings Inc(c) 8.25%, 10/01/2020		210,000
545,000	Aguila 3 SA(c) 7.88%, 01/31/2018		577,700
110,000	Ainsworth Lumber Co Ltd(c) 7.50%, 12/15/2017		115,225
380,000	Air Medical Group Holdings Inc 9.25%, 11/01/2018		419,900
111,433	ARD Finance SA EUR, 11.13%, 06/01/2018		153,706
75,000	Ardagh Glass Finance PLC EUR, 9.25%, 07/01/2016		106,867
200,000	Ardagh Packaging Finance PLC EUR, 7.38%, 10/15/2017		287,355
710,000	Atkore International Inc 9.88%, 01/01/2018		754,375
50,000	B/E Aerospace Inc 6.88%, 10/01/2020		55,625
80,000	5.25%, 04/01/2022		84,800
45,000	Ball Corp 5.00%, 03/15/2022		48,150
90,000	Berry Plastics Corp 10.25%, 03/01/2016		92,588
165,000	9.50%, 05/15/2018		181,500
290,000	9.75%, 01/15/2021		334,225
110,000	BOE Merger Corp(b)(c) 9.50%, 11/01/2017		110,000
105,000	Bombardier Inc(c) 7.75%, 03/15/2020		119,175
370,000	Briggs & Stratton Corp 6.88%, 12/15/2020		418,563
285,000	Building Materials Corp of America(c) 6.88%, 08/15/2018		307,800
125,000	7.00%, 02/15/2020		136,250
135,000	7.50%, 03/15/2020		148,500
75,000	6.75%, 05/01/2021		82,875
300,000	Cemex Finance LLC(c) 9.50%, 12/14/2016		326,250
200,000	9.38%, 10/12/2022		225,000
400,000	CHC Helicopter SA 9.25%, 10/15/2020		421,000
70,000	Consolidated Container Co LLC/Consolidated Container Capital Inc(c) 10.13%, 07/15/2020		74,900
410,000	Dematic SA / DH Services Luxembourg Sarl(b)(c) 7.75%, 12/15/2020		410,000
105,000	GrafTech International Ltd(c) 6.38%, 11/15/2020		108,806

Principal Amount		Value

Industrial — (continued)
$475,000	Jeld-Wen Escrow Corp(c) 12.25%, 10/15/2017	$548,625
310,000	JM Huber Corp(c) 9.88%, 11/01/2019	344,100
435,000	Kratos Defense & Security Solutions Inc 10.00%, 06/01/2017	477,412
360,000	Legrand France SA 8.50%, 02/15/2025	477,494
120,000	Louisiana-Pacific Corp 7.50%, 06/01/2020	135,600
80,000	Manitowoc Co Inc 5.88%, 10/15/2022	80,000
285,000	Masonite International Corp/Pre-July 2011(c) 8.25%, 04/15/2021	304,950
8,000	Mueller Water Products Inc 8.75%, 09/01/2020	9,120
270,000	Nortek Inc 10.00%, 12/01/2018	300,375
45,000	8.50%, 04/15/2021	49,950
100,000	NXP BV / NXP Funding LLC(c) 9.75%, 08/01/2018	115,875
72,000	Owens Corning 9.00%, 06/15/2019	89,980
380,000	Polypore International Inc(d) 7.50%, 11/15/2017	414,200
400,000	Rexel SA(c) 6.13%, 12/15/2019	420,000
350,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(c) 10.00%, 06/01/2020	392,000
55,000	Sealed Air Corp(c) 6.50%, 12/01/2020	59,400
690,000	Swift Services Holdings Inc 10.00%, 11/15/2018	757,275
350,000	Terex Corp 6.00%, 05/15/2021	368,375
435,000	Thermadyne Holdings Corp 9.00%, 12/15/2017	463,275
405,000	TransDigm Inc 7.75%, 12/15/2018	448,031
65,000	Western Express Inc(c) 12.50%, 04/15/2015	39,650

		12,606,822

Technology — 2.25%
40,000	Advanced Micro Devices Inc(d) 7.75%, 08/01/2020	33,500
285,000	Epicor Software Corp 8.63%, 05/01/2019	299,250
70,000	Fidelity National Information Services Inc 7.63%, 07/15/2017	76,125
125,000	7.88%, 07/15/2020	141,406
160,624	First Data Corp 10.55%, 09/24/2015	164,439
165,000	11.25%, 03/31/2016	161,700
365,000	7.38%, 06/15/2019(c)	377,775

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Technology — (continued)
$635,000	8.25%, 01/15/2021(c)	$635,000
495,000	12.63%, 01/15/2021	520,988
	Freescale Semiconductor Inc
53,000	10.13%, 03/15/2018(c)	58,565
450,000	9.25%, 04/15/2018(c)	491,625
565,000	10.75%, 08/01/2020	605,962
140,000	IMS Health Inc(c) 6.00%, 11/01/2020	146,650
	Infor US Inc
115,000	11.50%, 07/15/2018(b)	134,550
130,000	9.38%, 04/01/2019	145,925
155,000	Seagate HDD Cayman 7.75%, 12/15/2018	170,306
	SunGard Data Systems Inc
185,000	6.63%, 11/01/2019(c)	189,163
270,000	7.63%, 11/15/2020	294,975

		4,647,904

Utilities — 2.90%
	AES Corp
710,000	8.00%, 10/15/2017	820,050
100,000	8.00%, 06/01/2020	115,000
265,000	7.38%, 07/01/2021	294,150
	Calpine Corp(c)
236,000	7.25%, 10/15/2017	251,340
376,000	7.88%, 07/31/2020	422,060
245,000	7.50%, 02/15/2021	270,725
290,000	DPL Inc 6.50%, 10/15/2016	306,675
	Edison Mission Energy(h)(i)
265,000	7.50%, 06/15/2013	139,788
215,000	7.63%, 05/15/2027	113,950
185,000	Energy Future Holdings Corp 10.00%, 01/15/2020	206,738
	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc
284,000	10.00%, 12/01/2020	320,210
350,000	11.75%, 03/01/2022(c)	388,500
	GenOn Americas Generation LLC
235,000	8.50%, 10/01/2021	267,900
260,000	9.13%, 05/01/2031	286,000
	GenOn Energy Inc
25,000	9.50%, 10/15/2018	29,500
240,000	9.88%, 10/15/2020	277,200
	NRG Energy Inc
280,000	7.63%, 01/15/2018	310,800
575,000	7.88%, 05/15/2021	638,250
70,000	NV Energy Inc
	6.25%, 11/15/2020	82,313
13,000	PNM Resources Inc
	9.25%, 05/15/2015	14,836
	Sabine Pass LNG LP
170,000	7.50%, 11/30/2016	187,425
120,000	6.50%, 11/01/2020(c)	122,100
	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc
263,844	10.50%, 11/01/2016	51,779

Principal Amount		Value

Utilities — (continued)
$100,000	11.50%, 10/01/2020(c)	$78,250

		5,995,539

TOTAL BONDS AND NOTES — 79.84% (Cost $160,075,869)		$164,982,782

Shares

COMMON STOCK
Basic Materials — 0.38%
2,300	Domtar Corp	192,096
3,225	Freeport-McMoRan Copper & Gold Inc	110,295
8,645	Huntsman Corp	137,456
2,304	LyondellBasell Industries Class A	131,535
3,110	WR Grace & Co (m)	209,085

		780,467

Communications — 0.12%
4,105	DISH Network Corp Class A	149,422
15,050	NII Holdings Inc (d)(m)	107,306

		256,728

Consumer, Cyclical — 0.08%
5,557	General Motors Co (m)	160,208
43	Harry & David Holdings Inc (m)	3,354
270	Motors Liquidation Co GUC Trust (m)	5,724

		169,286

Consumer, Non-cyclical — 0.05%
4,795	Avis Budget Group Inc (m)	95,037

Energy — 0.38%
6,800	Gulfport Energy Corp (m)	259,896
24,165	Kodiak Oil & Gas Corp (m)	213,860
2,630	Newfield Exploration Co (m)	70,432
7,895	Quicksilver Resources Inc (d)(m)	22,580
117,545	Vantage Drilling Co (m)	215,107

		781,875

Financial — 0.11%
6,400	Ashton Woods USA (e)(m)	0
2,711	CIT Group Inc (m)	104,753
2,885	DeepOcean Group (b)(m)	43,271
16,355	FelCor Lodging Trust Inc REIT (m)	76,378

		224,402

Industrial — 0.05%
304	Altra Holdings Inc	6,703

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Industrial — (continued)
3,535	Terex Corp (m)	$	99,369

			106,072

Utilities — 0.07%
8,050	Dynegy Inc (d)(m)		153,997

TOTAL COMMON STOCK — 1.24% (Cost $2,699,292)		$	2,567,864

PREFERRED STOCK
Consumer, Cyclical — 0.21%
4,142	General Motors Co (d)		182,766
10,985	M/I Homes Inc (m)		251,556

			434,322

Convertible Preferred Stock — 0.41%
8,109	EPR Properties		177,993
3,570	MetLife Inc		158,758
2,445	Nielsen Holdings NV		137,302
3,030	PPL Corp		163,165
3,600	United Technologies Corp		200,556

			837,774

Financial — 0.50%
339	Ally Financial Inc (b)(c)		332,951
13,425	Federal National Mortgage Association (m)		22,420
16,517	GMAC Capital Trust I		440,178
4,312	Health Care REIT Inc		246,457

			1,042,006

TOTAL PREFERRED STOCK — 1.12% (Cost $2,353,741)		$	2,314,102

WARRANTS
Communication — 0.01%
696	Charter Communications Inc, expiring 11/30/2014 (m)		18,966

Consumer, Cyclical — 0.01%
980	General Motors Co, expiring 7/10/2016 (m)		19,110
980	General Motors Co, expiring 7/10/2019 (m)		12,240

			31,350

TOTAL WARRANTS — 0.02% (Cost $351,977)		$	50,316

Principal Amount			Value

SECURITIES LENDING COLLATERAL
$22,088	Undivided interest of 1.11% in a repurchase agreement (principal amount/value $2,001,943 with a maturity value of $2,001,961) with HSBC Securities (USA) Inc, 0.16%, dated 12/31/12, to be repurchased at $22,088 on 1/2/13, collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 1/15/13 - 3/17/31, with a value of $2,041,993.	$	22,088

1,699,659	Undivided interest of 3.15% in a repurchase agreement (principal amount/value $54,000,000 with a maturity value of $54,000,750) with Goldman Sachs & Co., 0.25%, dated 12/31/12, to be repurchased at $1,699,659 on 1/2/13, collateralized by various U.S. Government Agency Securities, 2.50% - 5.00%, 10/1/25 - 12/1/42, with a value of $55,080,000.		1,699,659

348,406	Undivided interest of 2.40% in a repurchase agreement (principal amount/value $14,518,150 with a maturity value of $14,518,311) with Credit Suisse Securities (USA) LLC, 0.20%, dated 12/31/12, to be repurchased at $348,406 on 1/2/13, collateralized by U.S. Treasury, 0.25% - 4.50%, 7/31/13 - 4/30/19, with a value of $14,808,548.		348,406

1,699,659	Undivided interest of 7.49% in a repurchase agreement (principal amount/value $22,700,000 with a maturity value of $22,700,277) with HSBC Securities (USA) Inc, 0.22%, dated 12/31/12, to be repurchased at $1,699,659 on 1/2/13, collateralized by U.S. Treasury, 0.00% - 10.63%, 8/15/15 - 11/15/42, with a value of $23,154,122.		1,699,659

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

Securities Lending Collateral — (continued)
$3,777	Undivided interest of 1.09% in a repurchase agreement (principal amount/value $345,797 with a maturity value of $345,800) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $3,777 on 1/2/13, collateralized by Federal National Mortgage Association, 0.50% - 6.00%, 8/9/13 - 4/18/36, with a value of $352,713.	$	3,777

1,699,659	Undivided interest of 3.23% in a repurchase agreement (principal amount/value $52,650,000 with a maturity value of $52,650,556) with Merrill Lynch, Pierce, Fenner & Smith, 0.19%, dated 12/31/12, to be repurchased at $1,699,659 on 1/2/13, collateralized by Government National Mortgage Association, 3.50% - 4.00%, 8/15/41 - 6/20/42, with a value of $53,703,006.		1,699,659

TOTAL SECURITIES LENDING COLLATERAL — 2.65% (Cost $5,473,248)		$	5,473,248

Principal Amount			Value

SHORT TERM INVESTMENTS
$4,672,000	Federal Home Loan Bank 0.00%, 01/02/2013(k)	$	4,672,000
26,000,000	0.03%, 01/18/2013		25,999,693
5,000,000	International Bank for Reconstruction & Development 0.03%, 01/02/2013		4,999,996

TOTAL SHORT TERM INVESTMENTS — 17.26% (Cost $35,671,689)		$	35,671,689

TOTAL INVESTMENTS — 102.13% (Cost $206,625,816)		$	211,060,001

OTHER ASSETS & LIABILITIES, NET — (2.13)%		$	(4,411,465)

TOTAL NET ASSETS — 100.00%		$	206,648,536

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.
(b)	Illiquid security; at December 31, 2012, the aggregate cost and fair value of illiquid securities was $2,368,180 and $2,539,125, respectively, representing 1.23% of net assets.
(c)	Restricted security; at December 31, 2012, the aggregate cost and fair value of restricted securities was $53,567,163 and $55,657,896, respectively, representing 26.93% of net assets.
(d)	A portion or all of the security is on loan at December 31, 2012.
(e)	Security has no fair value at December 31, 2012.
(f)	Domestic security is fair valued under the procedures adopted by the Board of Directors.
(g)	Security in default on interest payments during the last 12 months. At December 31, 2012, the aggregate fair value of the securities in default was $1,766, representing 0.00% of net assets.
(h)	Security in bankruptcy at December 31, 2012.
(i)

Security in default; some interest payments received during the last 12 months. At December 31, 2012, the aggregate fair value of the securities in default was $563,857, representing 0.27% of net assets.

(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	The security’s yield to maturity was less than 0.01%.
(l)	Security has no contractual maturity date and pays an indefinite stream of interest.
(m)	Non-income producing security.
REIT	Real Estate Investment Trust

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2012

At December 31, 2012, the Fund held the following outstanding credit default swaps:

Reference Obligation/ Counterparty	Buy/Sell Credit Protection	Average Credit Rating(a)	Fixed Deal Pay/Receive Rate	Notional Value	Fair Value	Upfront Premiums Paid	Expiration Date	Change in Net Unrealized Appreciation/ (Depreciation)

North America High Yield 19/Deutsche Bank AG	Sell	B+	5.00%	$5,000,000	$28,160	$6,250	December 2017	$34,119
North America High Yield 19/Deutsche Bank AG	Sell	B+	5.00%	7,000,000	39,422	17,500	December 2017	21,976
North America High Yield 19/JP Morgan Chase Bank	Sell	B+	5.00%	3,000,000	16,896	48,750	December 2017	(30,175)

	Net Appreciation							$25,920

(a)

Ratings are presented for credit default contracts in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2012.

At December 31, 2012, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation

BA	USD	72,123	EUR	55,200	January 2013	$ (735)
BA	USD	35,155	CAD	35,000	January 2013	(56)
BB	USD	140,624	EUR	107,700	January 2013	(1,527)
CIT	USD	510,100	EUR	390,700	January 2013	(5,576)
CS	USD	109,282	EUR	83,700	January 2013	(1,192)
DB	USD	308,103	EUR	236,000	January 2013	(3,388)
GS	USD	360,854	EUR	276,400	January 2013	(3,960)
JPM	USD	72,059	CAD	71,700	January 2013	(73)
RBS	USD	349,877	EUR	267,900	January 2013	(3,718)
SSB	USD	48,564	EUR	37,200	January 2013	(535)
SSB	USD	346,803	CAD	345,000	January 2013	(277)
WES	USD	166,437	CAD	165,600	January 2013	(161)

					Net Depreciation	$ (21,198)

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro Dollar
USD	U.S. Dollar

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2012

Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
CS	Credit Suisse First Boston
DB	Deutsche Bank
GS	Goldman Sachs
JPM	JP Morgan Chase & Co.
RBS	Royal Bank of Scotland
SSB	State Street Bank
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

Great-West Putnam High Yield Bond Fund

ASSETS:
Investments in securities, fair value (including $5,342,164 of securities on loan)(a)	$211,060,001
Cash	563,516
Dividends and interest receivable	2,931,573
Subscriptions receivable	148,931
Receivable for investments sold	488,876
Credit default swaps	84,478

Total Assets	215,277,375

LIABILITIES:
Payable to investment adviser	174,817
Payable upon return of securities loaned	5,473,248
Redemptions payable	477,514
Payable for investments purchased	2,482,062
Unrealized depreciation on forward foreign currency contracts	21,198

Total Liabilities	8,628,839

NET ASSETS	$206,648,536

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,470,729
Paid-in capital in excess of par	221,523,498
Net unrealized appreciation on investments, credit default swaps, forward foreign currency contracts and foreign currency translations	4,438,907
Undistributed net investment income	24,910
Accumulated net realized loss on investments, credit default swaps, forward foreign currency contracts and foreign currency transactions	(21,809,508)

TOTAL NET ASSETS	$206,648,536

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	24,707,292

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.36

(a) Cost of investments	$206,625,816

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

Great-West Putnam High Yield Bond Fund

INVESTMENT INCOME:
Interest	$10,717,998
Income from securities lending	52,730
Dividends	152,617
Foreign withholding tax	(1,554)

Total Income	10,921,791

EXPENSES:
Management fees	1,619,267

Total Expenses	1,619,267

NET INVESTMENT INCOME	9,302,524

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	511,475
Net realized gain on credit default swaps	340,970
Net realized gain on forward foreign currency contracts	21,341

Net realized gain	873,786

Net change in unrealized appreciation on investments and foreign currency translations	9,940,074
Net change in unrealized depreciation on credit default swaps	(43,409)
Net change in unrealized depreciation on forward foreign currency contracts	(69,104)

Net change in unrealized appreciation	9,827,561

Net Realized and Unrealized Gain on Investments, Credit Default Swaps, Forward Foreign Currency Contracts and Foreign Currency	10,701,347

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,003,871

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal year ended December 31, 2012 and 2011

	2012	2011
Great-West Putnam High Yield Bond Fund

OPERATIONS:
Net investment income	$9,302,524	$7,455,212
Net realized gain (loss)	873,786	(518,446)
Net change in unrealized appreciation (depreciation)	9,827,561	(5,175,665)

Net Increase in Net Assets Resulting from Operations	20,003,871	1,761,101

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(38,955)
From net investment income	(9,542,348)	(7,158,828)

Total Distributions	(9,542,348)	(7,197,783)

CAPITAL SHARE TRANSACTIONS:
Shares sold	93,043,496	59,684,426
Shares issued in reinvestment of distributions	9,542,348	7,197,783
Shares redeemed	(25,133,428)	(26,265,685)

Net Increase in Net Assets Resulting from Capital Share Transactions	77,452,416	40,616,524

Total Increase in Net Assets	87,913,939	35,179,842

NET ASSETS:
Beginning of year	118,734,597	83,554,755

End of year (a)	$206,648,536	$118,734,597

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	11,162,559	7,378,050
Shares issued in reinvestment of distributions	1,165,296	917,067
Shares redeemed	(3,073,368)	(3,272,209)

Net Increase	9,254,487	5,022,908

(a) Including undistributed and (overdistributed) net investment income:	$24,910	$(47,902)

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011		2010	2009	2008
Great-West Putnam High Yield Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$7.68		$8.01		$7.59	$5.55	$9.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.52	(a)	0.49		0.59	0.75	1.11
Net realized and unrealized gain (loss)	0.62		(0.32)		0.42	2.03	(4.03)

Total From Investment Operations	1.14		0.17		1.01	2.78	(2.92)

LESS DISTRIBUTIONS:
From return of capital	–		(0.00)	(b)	–	–	–
From net investment income	(0.46)		(0.50)		(0.59)	(0.74)	(1.12)

Total Distributions	(0.46)		(0.50)		(0.59)	(0.74)	(1.12)

NET ASSET VALUE, END OF YEAR	$8.36		$7.68		$8.01	$7.59	$5.55

TOTAL RETURN(c)	15.00%		2.24%		13.80%	51.21%	(32.37%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$206,649		$118,735		$83,555	$78,379	$64,458
Ratio of expenses to average net assets	1.10%		1.10%		1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	6.32%		6.83%		7.82%	10.28%	9.59%
Portfolio turnover rate	53%		67%		120%	142%	83%

(a)	Per share amounts are based upon average shares outstanding.
(b)	The distribution from return of capital was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc. on September 24, 2012 and presently consists of sixty-four funds. Interests in the Great-West Putnam High Yield Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim Putnam High Yield Bond Portfolio’s name changed to Great-West Putnam High Yield Bond Fund. The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The Fund offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of the Fund by the number of issued and outstanding shares of each class of the Fund on each business day.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Annual Report - December 31, 2012

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Corporate Bonds and Notes (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications, exchange prices.

Derivative Investments:
Warrants	Exchange traded close price, bids, evaluated bids.

Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types, net present value of cashflows.

Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

Securities Lending Collateral (Repurchase Agreements)	Maturity date and credit quality.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

Annual Report - December 31, 2012

As of December 31, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

		Level 1		Level 2		Level 3		Total
Assets
Fixed Income Investments:
Corporate Bonds and Notes	$	—	$	164,977,157	$	5,625	$	164,982,782
Equity Investments:
Domestic Common Stock		2,197,608		3,354		—		2,200,962
Foreign Common Stock		323,631		—		43,271		366,902
Preferred Stock		1,251,461		1,062,641		—		2,314,102
Derivative Investments:
Credit Default Swaps		—		84,478		—		84,478
Warrants		50,316		—		—		50,316
Securities Lending Collateral		—		5,473,248		—		5,473,248
Short Term Investments		—		35,671,689		—		35,671,689
Liabilities
Derivative Investments:
Forward Foreign Currency Contracts		—		21,198		—		21,198

Total Investments(a)	$	3,823,016	$	207,251,369	$	48,896	$	211,123,281

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Fund may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a

Annual Report - December 31, 2012

repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Great-West Funds’ Policy and Procedures regarding Liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Swap Agreements

A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers,

Annual Report - December 31, 2012

rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. The Fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the Fund would be required to pay the par, or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of investment securities at value on the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on investment securities at value in addition to realized gain/loss recorded upon the termination of swap contracts on the Statement of Operations.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

Annual Report - December 31, 2012

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $119,410,985 and $69,810,490, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $0 and $0, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2012, the U.S. Federal income tax cost basis was $206,779,600. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $8,840,590 and gross depreciation of securities in which there was an excess of tax cost over value of $4,560,189 resulting in net appreciation of $4,280,401.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts.

The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. The Fund operates as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations. Credit default swaps may involve greater risks than if the

Annual Report - December 31, 2012

Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Valuation of derivative instruments as of December 31, 2012 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

credit default swaps	credit default swaps	$84,478

forward foreign currency contracts			Unrealized depreciation on forward foreign currency contracts	$(21,198)

The effect of derivative instruments for the year ended December 31, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

credit default swaps	Net realized gain on credit default swaps	$340,970	Net change in unrealized depreciation on credit default swaps	$(43,409)
forward foreign currency contracts	Net realized gain on forward foreign currency contracts	$21,341	Net change in unrealized depreciation on forward foreign currency contracts	$(69,104)

The Fund held an average notional value of $4,810,833 on credit default swaps for the reporting period.

The Fund held an average notional value of $2,441,847 on forward foreign currency contracts for the reporting period.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2012 the Fund had securities on loan valued at $5,342,164 and received collateral of $5,473,248 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments and foreign currency reclassifications. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the

Annual Report - December 31, 2012

fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2012, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Loss on Investments
$–	$ 312,636	$ (312,636)

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

		2012		2011
Distributions paid from:
Ordinary income	$	9,542,348	$	7,158,828
Return of capital		–		38,955

	$	9,542,348	$	7,197,783

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$	42,675
Undistributed capital gains		–

Net accumulated earnings		42,675

Net unrealized appreciation on investments		4,280,401
Net unrealized appreciation on credit default swaps		25,920
Capital loss carryforward		(21,660,375)
Post-October losses		(34,312)

Tax composition of capital	$	(17,345,691)

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October ordinary losses	Post-October capital losses
$ (34,312)	$ –

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. For the year ended December 31, 2012, the Fund utilized $605,647 and had the following unused capital loss carryforwards available for federal income tax purposes:

Pre-Enactment		Post-Enactment
Unused	Expiration Date	Short-Term	Long-Term
$ (8,475,427)	2016	$–	$–
(13,184,948)	2017	–	–

Annual Report - December 31, 2012

8. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, 1% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Putnam High Yield Bond Fund (formerly, Maxim Putnam High Yield Bond Portfolio), one of the funds of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Putnam High Yield Bond Fund of Great-West Funds, Inc. as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 22, 2013

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of Great-west Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 64 funds, each of which is a series of Great-West Funds. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp

Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great- West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation,	64	N/A

80111 1961			and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-

West Life & Annuity

Insurance Company and

Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
John A. Clouthier	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-	N/A	N/A

8515 East Orchard Road, Greenwood Village, CO 80111 1967			West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital	N/A	N/A

1967			Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any GreatWest Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’primary investment adviser.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013